Currency conversion (Detail)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
US dollar to Pound sterling
Disclosure Of Foreign Currency Translation [line items]
Average exchange rate	1.23	1.30
Closing exchange rate	1.27		1.21
Euro to Pound sterling
Disclosure Of Foreign Currency Translation [line items]
Average exchange rate	1.14	1.19
Closing exchange rate	1.16		1.13